Non-controlling interests	12 Months Ended
Mar. 31, 2022
Non-Controlling Interests [Abstract]
Non-controlling interests	Non-controlling interests
Non-controlling interests represent the participating interests of third parties in the Group's equity and are comprised of the following Group entities:

(EUR thousand)	As of March 31
Non-controlling interests	2022	2021	2020
Global Blue TFS Japan Co Ltd	3,180	3,969	4,873
Global Blue Lebanon SAL	299	472	714
Global Blue Touristik Hizmetler A.Ş.	713	1,234	1,917
Global Blue Management & Co S.C.A.	—	—	(508)
Global Blue Russia AO	1,153	581	833
Global Blue Russia Holdings B.V.	349	320	325
Global Blue Cross Border SA	—	203	222
Global Blue Pazarlama Destek ve Teknoloji Hizmetleri A.S	38	—	—
Total Non-controlling interests	5,732	6,779	8,376
Summarized financial information on subsidiaries with material non-controlling interest
Set out below is the summarized financial information for each subsidiary that has a non-controlling interest that is material for the Group.

(EUR thousand)
	Global Blue TFS Japan Co. Ltd.			Global Blue Turistik Hizmetler A.Ş.
	As of March 31
	2022	2021	2020	2022	2021	2020
Current
Assets	4,102	4,308	13,513	4,724	2,821	6,386
Liabilities	10,331	10,841	19,978	4,174	2,134	5,498
Total current net assets (liabilities)	(6,229)	(6,533)	(6,465)	550	687	888
Non- current
Assets	12,712	14,630	16,404	1,150	1,118	1,239
Liabilities	—	4	—	592	630	512
Total non-current net assets (liabilities)	12,712	14,626	16,404	558	488	727
Net assets	6,483	8,093	9,939	1,108	1,175	1,615

(EUR thousand)
	Global Blue TFS Japan Co. Ltd.			Global Blue Turistik Hizmetler A.Ş.
	For the financial year ended March 31
	2022	2021	2020	2022	2021	2020
Revenue	3,384	3,084	20,375	3,452	1,326	5,525
Profit / (Loss) for the year from continuing operations	(1,320)	(1,140)	8,120	2,067	267	2,371

(EUR thousand)
	Global Blue TFS Japan Co. Ltd.			Global Blue Turistik Hizmetler A.Ş.
	For the financial year ended March 31
	2022	2021	2020	2022	2021	2020
Net increase (decrease) in cash and cash equivalents	(23)	(7,851)	8,709	721	(1,034)	1,248
Interests in other entities
Joint ventures and associates
The Group holds interests in joint ventures and associates that are individually not material. The two most significant investments are Europass S.A.S and Cash Paris Tax Refund, both French-based companies involved in the TFSS business.

(EUR thousand)	As of March 31
	2022	2021	2020
Aggregate carrying amount of individually immaterial joint ventures and associates	2,650	2,744	2,892
Aggregate amount of the Group's share of:
Loss from continuing operations	(720)	(1,056)	(1,598)
Other comprehensive income	—	—	—
Total comprehensive loss	(720)	(1,056)	(1,598)
As of March 31, 2022,the book value of loans granted by the Group to joint ventures and associates is nil (EUR0.6 million as of March 31, 2021, EUR1.5 million as of March 31, 2020).
Other investments
Other investments represent equity securities not held for trading.

(EUR thousand)
	2022	2021	2020
Opening balance as of April 1	753	3	1,604
Additions	3,878	750	—
Fair value adjustment	150	—	—
Derecognition due to step acquisition	(900)	—	(1,600)
Exchange differences	—	—	(1)
Closing balance as of March 31	3,881	753	3
On February 1 and February 14, 2022, Global Blue acquired minority shares of 1% and 17.45% in technology companies Twig and Toshi for a consideration of GBP1.0 million (EUR1.2 million) and GBP2.1 million (EUR2.5 million), respectively.
The fair value adjustment results from the revaluation of the minority investment in Yocuda before the step acquisition and was recognized in other operating expenses in the income statement.